Schedule of Future Minimum Payments Under Lease (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
October 1, 2023 to December 31, 2023	$ 34,822	$ 112,916
Less: amount representing imputed interest		(4,160)
Total	34,349	108,756
Less: amount representing imputed interest	(472)
Total	$ 34,349	$ 108,756